Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands, $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2018 USD ($)	May 31, 2017 USD ($)	Dec. 20, 2012 USD ($)	May 31, 2017 CLP ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 CLF ( ) director item	Dec. 31, 2019 CLP ($) director item	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Jun. 28, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Mar. 28, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | director							7	7
Term of service for each director							3 years	3 years
Days prior to the prepayment date							10 days	10 days
Amounts payable to related parties													$ 159,809,887			$ 157,936,325
Compensation for directors								$ 2,566,731	$ 3,779,308	$ 3,700,042
Enel Green Power Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt												$ 644,000	482,466,643		$ 644,000	447,431,880			$ 395,899,000
Enel Chile S.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest		0.05%		0.05%
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties													0
Amounts payable to related parties													$ 0
Description of compensation transactions							The compensantion consists of paying to each member of the Board of Director a monthly payment, one part in a	The compensantion consists of paying to each member of the Board of Director a monthly payment, one part in a
Compensation for directors								$ 515,875	454,471	445,161
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							79.2
Maximum number of sessions for per diem | item							16	16
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions							the compensation for the Chairman of the Board will be double that of a Director	the compensation for the Chairman of the Board will be double that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions							Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.
Compensation for directors								$ 100,944	$ 93,054	$ 85,512
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							72.00
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							26.40
Maximum number of sessions for per diem | item							16	16
Enel Americas S.A. [Member] | Enel Chile S.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																0
Enel Finance International NV [Member] | Enel Green Power Del Sur S P A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest														1.40%
Committed amount											$ 650,000
Percentage of fee on margin									35.00%
Enel Finance International NV [Member] | Enel Green Power Del Sur S P A [Member] | Libor 6M
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest											4.94%
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest			0.25%														1.35%
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member] | Libor 6M
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest	1.00%
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member] | Libor 3M
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest			2.50%
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings												2.82%	2.82%
Enel Finance International NV [Member] | Enel Chile S.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term loans				$ 150,000,000
Renewal of draft period before obligation expires							5 days	5 days
Outstanding debt												$ 400,000	$ 299,496,000
Committed amount	$ 400,000	$ 800,000	$ 250,000		$ 50,000	$ 50,000
Percentage of fee on margin	35.00%
Enel Finance International NV [Member] | Enel Chile S.A [Member] | Libor 6M
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest					0.90%
Enel Finance International NV [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt												$ 0			$ 1,453,000	$ 1,008,208		$ 78,000	$ 47,950,500
Enel Finance International NV [Member] | Enel Green Power Chile Ltda. [Member] | Libor 1M
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest												0.80%	0.80%